FINANCIAL RISK MANAGEMENT OBJECTIVES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency
The balance of financial assets and liabilities denominated in a currency different from our Company’s each functional currency are summarized below.

	Financial Assets		Financial Liabilities
	As of December 31,		As of December 31
	2022	2021	2022	2021
United States dollar (USD)	8,231	15,304	15,057	58,526
Thai Baht (THB)	326	326	30	30
Singapore dollar (SGD)	106	130	46	6
Taiwan dollar (TWD)	25,282	9,929	4,463	5,104
Renminbi (RMB)	18	18	—	—
Hong Kong dollar (HKD)	7,773	10,678	25	28
Euro (EUR)	20	125	—	519

Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable
The following table demonstrates the sensitivity of our Company’s profit before tax and equity to a reasonably possible change of each foreign currency exchange rates against all other non-functional currencies, with all other variables held constant.

	Change rate	USD	THB	SGD	TWD	HKD	EUR

2022	5%	(341)	—	2	34	50	1
	-5%	341	—	(2)	(34)	(50)	(1)
	5%	(2,161)	—	5	9	68	(22)
2021	-5%	2,161	—	(5)	(9)	(68)	22
Commodity price sensitivity
The following table shows the potential effect of price changes in copper.

	Change in year-end price	Effect on profit before tax	Effect on equity
	US$’000	US$’000	US$’000
2022
Copper	+23%	5,981	N/A
	-23%	(5,981)	N/A
2021	+95%	26,926	N/A
Copper	-95%	(26,926)	N/A